INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11: INCOME TAXES

The Company’s effective income tax rate was 0.7% and 1.3% for the three and six months ended June 30, 2022, respectively and 0.0% for the three and six months ended June 30, 2021, respectively. The variance from the U.S. federal statutory rate of 21% for the three and six months ended June 30, 2022 and June 30, 2021, was primarily attributable to increases in the Company’s valuation allowance largely driven by increases in the Company’s net operating loss carryforwards.

The Company’s income tax provision is impacted by a valuation allowance on the Company’s net deferred tax assets, net of reversing taxable temporary differences and considering future annual limitations on net operating loss carryforward utilization enacted by U.S. tax reform legislation. The Company maintains a valuation allowance on its net deferred tax assets for all periods presented as the Company cannot be certain that future taxable income will be sufficient to realize its deferred tax assets. Valuation allowances are provided against deferred tax assets when, based on all available evidence, it is considered more likely than not that some portion or all the recorded deferred tax assets will not be realized in future periods.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

NOTE 10: INCOME TAXES

Loss before income tax (benefit), expense consists of the following:

In thousands	December 31, 2021	December 31, 2020
Domestic	$(36,781)	$(8,657)
Foreign	(4,533)	—
Loss before income taxes	$(41,314)	$(8,657)

The components of the income tax benefit are as follows:

In thousands	December 31, 2021	December 31, 2020
Deferred:
Domestic - Federal	569	—
Foreign	762	—
Deferred income tax benefit	$1,331	$—

The Company operates in the U.S. and foreign jurisdictions, with the majority of operations primarily occurring within the U.S., Norway, and Germany. At December 31, 2021 and 2020 the Company had a net deferred tax liability of $8,447 thousand and net deferred tax asset of $0, respectively. The net deferred tax liability at December 31, 2021 was attributed to the intangible assets recorded in the Company’s foreign subsidiary at &ever GmbH within the German taxing jurisdiction. Accumulated tax NOL’s carry forwards as of December 31, 2021 and 2020 totaled approximately $102,970 thousand and $50,000 thousand, respectively. The net operating federal and state loss carryforwards generated in the U.S. jurisdiction will begin expiring in 2029 for those generated in 2018 or earlier, and will be carried forward indefinitely for those generated thereafter. The net operating losses generated in Norway and Germany may be carried forward indefinitely. Deferred tax assets and liabilities are recognized in the consolidated balance sheet based on expected utilization of tax losses carried forward and temporary book to tax differences.

The realization of deferred tax assets is contingent upon the generation of future taxable income and other restrictions that may exist under the tax laws of the jurisdiction in which a deferred tax asset exists. The Company assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit the use of existing deferred tax assets. Management’s evaluation begins with a jurisdictional review of cumulative gains or losses incurred over recent years. A significant piece of objective negative evidence exists when a jurisdiction has incurred cumulative losses over recent years. Such objective evidence limits the ability to consider other subjective evidence, such as the Company’s projections for future growth. Based on the positive and negative evidence for recoverability, the Company establishes a valuation allowance against the net deferred tax assets of a taxing jurisdiction in which they operate unless it is “more likely than not” that the Company will recover such assets through the above means.

The Company has valuation allowances of $20,508 thousand and $10,761 thousand for the years December 31, 2021 and 2020, respectively. The increase in the valuation allowance for the year ended December 31, 2021 primarily relates to the generation of additional net operating loss carryforwards that are not expected to be utilized in the near term.

As of December 31, 2021 and 2020, the Company’s deferred tax assets and liabilities are as follows:

In thousands	December 31, 2021	December 31, 2020
Deferred Tax Assets
Accrued expenses	$430	$63
Right-of-use asset	14,484	2,357
Federal NOL	21,050	10,338
State NOL	2,222	697
Research and development credits	266	354
Valuation allowances	(20,508)	(10,761)
Total deferred tax assets	$17,944	$3,048
Deferred Tax Liabilities
Property, plant and equipment	$522	$648
Intangibles	12,241	—
Prepaid expenses	133	6
Lease liability	13,495	2,394
Total deferred tax liability	$26,391	$3,048
Net deferred tax assets	$(8,447)	$—

The effective income tax rate differs from the statutory rate as follows:

	2021	2020
Statutory rate	22.00%	22.00%
Foreign rate difference	-1.60%	-1.00%
Permanent differences	-1.30%	0.70%
Research and development credits	0.00%	-0.90%
State income tax, net	3.50%	-1.90%
Valuation allowance	-23.90%	-18.90%
Other	4.20%	0.00%
Effective tax rate	2.90%	0.00%

As of December 31, 2021 and 2020 the Company has no uncertain tax positions. The Company generally remains subject to examination by U.S. federal and state tax authorities for the years 2018 through 2021. The Company is no longer subject to examinations by tax authorities for the years 2017 and prior.